Accounts Receivable, Net - Summary of Accounts Receivables And Related Allowance For Doubtful Accounts (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 223,544,396	$ 35,078,994	¥ 141,594,170
Less: Allowance for doubtful accounts	0	0	0
Accounts receivable, net	¥ 223,544,396	$ 35,078,994	¥ 141,594,170